Short Term Borrowings and Long Term Borrowings - Additional Information (Detail) ¥ / shares in Units, AUD in Thousands, $ in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2016 USD ($)	Aug. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2015 AUD
Schedule Of Loans Payable Details [Line Items]
Bank loan			$ 103,223		$ 48,286
Short-term debt			160,400		48,286
Fund received from individual investors			254,608		47,467
Outstanding borrowings			164,851		48,286
Loan financing through on-line platform			56,898
Loan financing through on-line platform			3,622
Long term borrowings			4,451
Amount waived and written off arise due to offsetting payable from receivable			$ 616		$ 2,142
Short term borrowing, average interest rate			7.20%		6.27%	7.20%
Solar Energy's Online Platform
Schedule Of Loans Payable Details [Line Items]
Fund received from individual investors			$ 126,099	¥ 817
Outstanding borrowings			60,520
Loan financing through on-line platform			56,898
Loan financing through on-line platform			3,622
CEV IV 01 Holdings Limited ("CEV")
Schedule Of Loans Payable Details [Line Items]
Loan financing through on-line platform			548
Convertergy I Holdings Limited ("Convertergy I Holdings")
Schedule Of Loans Payable Details [Line Items]
loan receivable offset by loan payable			853
Convertergy I Holdings Limited ("Convertergy I Holdings") | Impairment Charges
Schedule Of Loans Payable Details [Line Items]
Amount waived and written off arise due to offsetting payable from receivable			305
Long Term Borrowing Matures in 2017 | Solar Energy's Online Platform
Schedule Of Loans Payable Details [Line Items]
Long term borrowings			$ 1,937
Long term debt maturity year			2017	2017
Long Term Borrowing Matures in 2018 | Solar Energy's Online Platform
Schedule Of Loans Payable Details [Line Items]
Long term borrowings			$ 1,685
Long term debt maturity year			2018	2018
Loans Payable | Solar Juice Pty Ltd Majority Shareholders
Schedule Of Loans Payable Details [Line Items]
Short-term debt			$ 278			AUD 382
Loans Payable | China Minsheng Bank
Schedule Of Loans Payable Details [Line Items]
Bank loan			$ 48,164
Debt instrument, interest rate, stated percentage			4.5675%			4.5675%
Loans Payable | Bank of Suzhou
Schedule Of Loans Payable Details [Line Items]
Bank loan			$ 46,312
Debt instrument, interest rate, stated percentage			6.60%			6.60%
Loans Payable | Westpac Bank
Schedule Of Loans Payable Details [Line Items]
Debt instrument repayment date start			Feb. 02, 2016	Feb. 02, 2016
Debt instrument repayment date, end			Apr. 29, 2016	Apr. 29, 2016
Loans Payable | CEV IV 01 Holdings Limited ("CEV")
Schedule Of Loans Payable Details [Line Items]
Short-term debt		$ 1,500
Debt instrument, interest rate, stated percentage		10.00%
Loans Payable | Solar Juice Pty Ltd. | Westpac Bank
Schedule Of Loans Payable Details [Line Items]
Short-term debt			$ 4,106			AUD 5,635
Minimum | Solar Energy's Online Platform
Schedule Of Loans Payable Details [Line Items]
Debt instrument fixed interest rate			5.25%			5.25%
Funds raised from on-line products per unit | ¥ / shares				¥ 16.7
Percentage of discount offered on investment units			5.00%	5.00%
Withdrawal lock-up period of principal amount			0 days	0 days
Minimum | Loans Payable | Solar Juice Pty Ltd. | Westpac Bank
Schedule Of Loans Payable Details [Line Items]
Debt instrument fixed interest rate			2.27%			2.27%
Maximum | Solar Energy's Online Platform
Schedule Of Loans Payable Details [Line Items]
Debt instrument fixed interest rate			11.90%			11.90%
Funds raised from on-line products per unit | ¥ / shares				¥ 300,000
Percentage of discount offered on investment units			20.00%	20.00%
Withdrawal lock-up period of principal amount			1080 days	1080 days
Maximum | Loans Payable | Solar Juice Pty Ltd. | Westpac Bank
Schedule Of Loans Payable Details [Line Items]
Debt instrument fixed interest rate			5.35%			5.35%
Subsequent Events | Loans Payable | China Minsheng Bank
Schedule Of Loans Payable Details [Line Items]
Repayment of loan	$ 46,312
Subsequent Events | Loans Payable | Bank of Suzhou
Schedule Of Loans Payable Details [Line Items]
Repayment of loan	$ 46,312